Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of detailed information about share capital

Authorised, allotted and fully paid – classified as equity	As at 30 June 2023 unaudited Number	As at 30 June 2023 unaudited £	As at 31 December 2022 Number	As at 31 December 2022 £
Ordinary shares of £0.001 each	277,971,722	277,972	5,417,137	108,343
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001	4,063,321,418	4,063,321	–	–
Total		5,341,294		1,108,344

Schedule of ordinary and deferred shares

2023		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2023		5,417,137	1,000,001	-
15 February 2023	Private Placements	3,250,200	-	-	0.0505	164
26 May 2023	Registered Direct Offering	110,679,610	-	-	0.0097	1,076
April – June 2023	Exercise February 2023 pre-funded warrants	62,184,525	-	-	0.0505	3,139
March 2023	Exercise Series ‘A’ warrants	12,931,020	-	-	0.0505	653
March 2023	Exercise Series ‘B’ warrants	19,396,530	-	-	0.0505	979
15 June 2023	Exercise Investor warrants	625,000	-	-	0.0505	32
14 June 2023	Share sub-division and re-designation	-	-	4,063,321,418	n/a	n/a
30 June 2023	Exercise ‘C’ warrants	63,487,700	-	-	0.0097	617
At 30 June 2023 (unaudited)		277,971,722	1,000,001	4,063,321,418

2022
At 1 January 2022		4,923,420	1,000,001	-
22 March 2022	Exercise of warrants	1	-	-	200.000	-
3 May 2022	Share issue to SIPP trustee*	1,250	-	-	0.001	-
19 December 2022	Registered Direct Offering	492,466	-	-	0.6660	321
At 31 December 2022		5,417,137	1,000,001	-

*	Share issued to Biodexa Pharmaceuticals PLC employee benefit trust